CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.	12 Months Ended
Sep. 30, 2013
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

23.                    CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

The following table presents the condensed parent-company-only balance sheets as of September 30, 2013 and 2012, and the condensed parent-company-only statements of income and cash flows of the Company for the years ended September 30, 2013, 2012 and 2011:

Condensed Balance Sheets	2013	2012

ASSETS:
Cash and cash equivalents	$511,436	$82,678
Investment in Bank	131,697,972	133,230,503
Intercompany loan to Bank	3,510,000	4,360,000
Other assets	1,687,394	2,051,521

Total assets	$137,406,802	$139,724,702

LIABILITIES:
Subordinated debentures	$19,589,000	$19,589,000
Dividends payable	1,084,768	1,078,292
Other liabilities	674,968	890,238

Total liabilities	21,348,736	21,557,530

STOCKHOLDER’S EQUITY	116,058,066	118,167,172

Total liabilities and stockholder’s equity	$137,406,802	$139,724,702

Condensed Statements of Income	2013	2012	2011

Interest income	$126,633	$131,051	$69,129
Interest expense	509,437	541,727	505,889

Net interest expense	(382,804)	(410,676)	(436,760)

Non-interest income	169,122	1,041,468	1,112,099
Non-interest expense	829,460	746,278	688,955

Loss before income taxes and equity in earnings of Bank	(1,043,142)	(115,486)	(13,616)

Income tax benefit	(337,717)	(34,936)	(3,824)

Net loss before equity in earnings of Bank	(705,425)	(80,550)	(9,792)

Equity in earnings of Bank	10,514,484	9,910,238	8,074,569

Net income	$9,809,059	$9,829,688	$8,064,777

Income available to common shares	$8,289,487	$8,145,658	$5,998,761

Condensed Statements of Cash Flows	2013	2012	2011

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$9,809,059	$9,829,688	$8,064,777
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(10,514,484)	(9,910,238)	(8,074,569)
Net change in other assets and liabilities	95,332	(592,088)	(319,761)

Net cash used in operating activities	(610,093)	(672,638)	(329,553)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received for investment in joint venture	60,000	—	—
Dividends received from Bank	12,000,000	13,500,000	6,000,000
Decrease (increase) in intercompany loan	850,000	(1,010,000)	(1,450,000)

Net cash provided by investing activities	12,910,000	12,490,000	4,550,000

CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of equity trust shares from Treasury, net	566,527	339,517	446,684
Proceeds from stock options exercised	210,361	503,422	193,955
Proceeds received from Bank for stock-based compensation	1,424,085	1,357,604	1,009,710
Commission on shares purchased for dividend reinvestment plan	(24,027)	(22,013)	(27,399)
Repurchase of preferred shares, net	(7,951,199)	(6,608,067)	—
Repurchase of common stock warrant	—	(1,110,000)	—
Dividends paid on common stock	(4,326,992)	(4,301,725)	(4,177,009)
Dividends paid on preferred stock	(1,234,529)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan	99,997	100,000	99,998
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(635,372)	(485,704)	(129,387)

Net cash used in financing activities	(11,871,149)	(11,853,866)	(4,210,348)

Net increase (decrease) in cash and cash equivalents	428,758	(36,504)	10,099

Cash and cash equivalents at beginning of year	82,678	119,182	109,083

Cash and cash equivalents at end of year	$511,436	$82,678	$119,182